Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 23, 2014
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 23, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Global X Pakistan KSE-30 ETF (Prospectus Summary) | Global X Pakistan KSE-30 ETF Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Pakistan KSE-30 ETF
Supplement [Text Block]	cik0001432353_SupplementTextBlock
Global X Pakistan KSE-30 ETF

Supplement Dated June 23, 2014 to the Statutory Prospectus and Statement of Additional Information (“SAI”) for the Global X Pakistan KSE-30 ETF.

The information in this Supplement updates information in, and should be read in conjunction with, the Statutory Prospectus and SAI for the Global X Pakistan KSE-30 ETF.

The following changes will take effect immediately.

	Current	New
ETF Name	Global X Pakistan KSE-30 ETF	Global X MSCI Pakistan ETF
Index	KSE-30 Index	MSCI All Pakistan 25/50 Index
Index Components	30	26
Weighting Methodology	Modified free float adjusted market-capitalization	Modified float adjusted market-capitalization

Effective immediately, the standard fee for in-kind and cash purchases and redemptions has changed from $3600.00 to $2730.00

Global X Pakistan KSE-30 ETF (Prospectus Summary) | Global X Pakistan KSE-30 ETF Series | Global X Pakistan KSE-30 ETF
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Pakistan 25/50 Index